Basis of preparation - Leases (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Apr. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase (Decrease) in losses recorded in the Group's share of results of equity accounted associates and joint ventures	€ 82
Minimum operating lease payments recognised as expense		€ 1,714
Finance lease, depreciation and interest expense		€ 25
Lease expense, depreciation expense	1,823
Lease expense, interest expense	€ 163
Weighted average incremental borrowing rate applied to the Group's lease liabilities			3.50%
Land
Disclosure of initial application of standards or interpretations [line items]
Maximum lease term for land and buildings	5 years
Buildings
Disclosure of initial application of standards or interpretations [line items]
Maximum lease term for land and buildings	10 years